Fees Summary	Oct. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,467,000.00
Previously Paid Amount	0.00
Total Fee Amount	562.63
Total Offset Amount	0.00
Net Fee	562.63
Narrative - Max Aggregate Offering Price	$ 6,467,000.00
Final Prospectus	true